UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar year or Quarter Ended: 09/30/2009

Check here if Amendment [ ]: Amendment Number: _____
This Amendment (Check only one): [ ] is a restatement
						   [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name: Summit Global Management, Inc.

Address:9171 Towne Centre Drive
Suite 465
San Diego, CA 92122

Form 13F File number 28-______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Paul Ang
858-546-1777 ext 14

Signature, Place, and Date of Signing:

____________________________  _____________________  ___________
(Signature)                   (City, State)			(Date)

Report Type (check only one):
[X] 13F Holdings Report (if all holdings of this reporting manager are reported)
[ ] 13F Notice (if no holdings reported are in this report-all holdings reported by another manager)
[ ] 13F Combination Report (if a portion of the holdings for this reporting manager are reported and a portion are reported by another manager)


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _____________________

Form 13F Information Table Entry Total: ______17________

Form 13F Information Table Value Total: __$173510_____________
								(Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASA Limited(ASA)		COM		G3156P103    25111 331280.000 SH     Sole               331280.000
IShares Silver Trust(SLV)       COM		46428Q109    24873 1518510.000SH     Sole              1518510.000
SPDR Gold Trust(GLD)		COM		78463V107    24721 250090.000 SH     Sole	        250090.000
CIA Saneamento Basico ADR(SBS)  COM 		20441A102    22849 602394.000 SH     Sole		602394.000
American Water Works		COM		030420103    22530 1129866.000SH     Sole	       1129866.000
Mueller Industries, Inc(MLI)    COM   		624756102    16052 672473.000 SH     Sole		672473.000
Aqua America, Inc(WTR)          COM   		03836W103    14695 833076.000 SH     Sole               833076.000
Connecticut Water Service, Inc  COM   		207797101     6035 269526.000 SH     Sole               269526.000
IShares COMEX Gold Trust(IAU)   COM             464285105     5807 58700.000  SH     Sole                58700.000
Southwest Water Co.(SWWC)       COM		845331107     5538 1125573.000 SH    Sole              1125573.000
Artesian Resources Corp.(ARTNA) COM		043113208     3249 193151.000  SH    Sole               193151.000
Templeton Global Income Fund    COM             880198106      386 41550.000  SH     Sole                41550.000
Powershares Global Water Port   COM             73936T623      374 21410.000  SH     Sole                21410.000
Eastern American Natural Gas    COM             276217106      373 15650.000  SH     Sole                15650.000
Japan Smaller Capitalization    COM             47109U104      351 44340.000  SH     Sole                44340.000
Market Vectors Gold Miners(GDX) COM             57060U100      291  6420.000  SH     Sole                 6420.000
IShares Dow Jones US Pharmaceut COM             464288836      275  5220.000  SH     Sole                 5220.000